Stream, Royalty and Other Interests - Additional Information (Detail) $ in Thousands, GT in Billions	12 Months Ended
	Dec. 31, 2021 USD ($) oz	Dec. 31, 2020 USD ($) $ / carat	Sep. 30, 2021 USD ($) km²	Jun. 30, 2021 oz	Jun. 29, 2021 USD ($) GT	May 31, 2021 USD ($) Royalties
Disclosure of property plant and equipment and exploration and evaluation [line items]
Impairment of mineral, royalty and other interests	$ 408	$ 8,877
Decrease in diamond prices		10.00%
Impact of ten percent decrease in diamond prices on recoverable amount of Diavik		$ 1,200
Impact of one year reduction in mine life on recoverable amount of Diavik		3,500
Fixed delivery term	5 years 6 months
Diavik [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Impairment of mineral, royalty and other interests		$ 7,900
Fair value assumption used for life of mine, years		3 years
Discount rate used in current measurement of fair value less costs of disposal		4.00%
Description of key assumptions on which management has based determination of fair value less costs of disposal		Key assumptions used in the cash flow forecast were: a mine life of approximately three years, a diamond price ranging from $55–$90 per carat and a 4% discount rate.
Diavik [member] | Level 3 of fair value hierarchy [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Recoverable amount of asset or cash-generating unit		$ 11,300
Vale Royalties [Member] | Sossego mine [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of royalty acquired on net sales					0.03%
Vale Royalties [Member] | Gold and copper [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of royalty acquired on net sales					0.06%
Vale Royalties [Member] | Other Minerals [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of royalty acquired on net sales					0.03%
Vale Royalties [Member] | Underlying Asset Sales [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of royalty acquired on net sales					0.03%
Vale Royalties [Member] | BRAZIL
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts			$ 8,700		$ 109,100
Area of interest covered by royalty | km²			15,564
Vale Royalties [Member] | Northern System | Iron Ore [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of royalty acquired on net sales					0.05%
Vale Royalties [Member] | Southeastern System | Iron Ore [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Threshold, percentage life of mine or relevant weight commodity change | GT					1.7
Percentage of royalty acquired on net sales					0.05%
Vatukoula Gold Stream And Royalty [Member] | NSR applies to area surrounding Vatukoula Gold Stream and Royalty [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Net smelter return royalty percentage				0.45%
Vatukoula Gold Stream And Royalty [Member] | Final Four Years Of The Fixed Delivery Period [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Amount of gold Oz receivable per year by agreement | oz				5,340
Vatukoula Gold Stream And Royalty [Member] | First One And A Half Years Of The Fixed Delivery Period [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash payment percentage of spot price				20.00%
Fixed delivery term	1 year 6 months
Amount of gold Oz receivable per year by agreement | oz				3,040
Vatukoula Gold Stream And Royalty [Member] | Gold commodity type [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Threshold, percentage life of mine or relevant weight commodity change | oz				25,920
Vatukoula Gold Stream And Royalty [Member] | Gold commodity type [member] | NSR applies to area surrounding Vatukoula Gold Stream and Royalty [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts	$ 27,000
Amount agreed to be commited for acquistion of investment	30,000
Waterton Royalty Package [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts						$ 7,000
Number Of Royalties | Royalties						21
Contingent acquisition of property plants and equipment and exploration and evaluation assets						$ 1,000
Mercedes Gold Stream [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts	$ 37,500
Premium of annual purchase options	35.00%
Financing package agreement aggregate amounts	$ 60,000
Percentage of life of mine gold or relevant commodity after fixed delivery period	4.40%
Fixed delivery term	3 years 6 months
Notional amount	$ 22,500
Borrowings, interest rate	6.00%
Borrowings, maturity	3 years
Mercedes Gold Stream [Member] | Gold commodity type [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts	$ 37,500
Threshold, percentage life of mine or relevant weight commodity change | oz	25,200
Mercedes Gold Stream [Member] | Convertible Debenture [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Financing package amounts	$ 22,500
Bottom of Range [member] | Diavik [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / carat		55
Bottom of Range [member] | Vatukoula Gold Stream And Royalty [Member] | Gold commodity type [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity after fixed delivery period				2.55%
Bottom of Range [member] | Mercedes Gold Stream [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash payment percentage of spot price	7.50%
Top of Range [member] | Diavik [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Fair value assumption commodity price used | $ / carat		90
Top of Range [member] | Vatukoula Gold Stream And Royalty [Member] | Gold commodity type [member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Percentage of life of mine gold or relevant commodity after fixed delivery period				2.90%
Top of Range [member] | Mercedes Gold Stream [Member]
Disclosure of property plant and equipment and exploration and evaluation [line items]
Cash payment percentage of spot price	25.00%